Acquisitions, disposals and discontinued operations - SOVEST group financial services operating segment (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Revenue		₽ 40,622	₽ 35,941	₽ 29,593
Operating costs and expenses:		(26,558)	(23,964)	(20,714)
Cost of revenue (exclusive of items shown separately below)		(16,494)	(14,075)	(10,332)
Selling, general and administrative expenses		(2,733)	(3,442)	(3,833)
Personnel expenses		(6,108)	(5,192)	(5,758)
Depreciation and amortization		(1,101)	(1,066)	(772)
Credit loss (expense)/income		(90)	12	4
Impairment of non-current assets (Note 11)		(32)	(201)	(23)
Profit (loss) from operations		14,064	11,977	8,879
Foreign exchange gain/(loss), net		(199)	(172)	263
Interest income and expenses, net		(68)	(18)	17
Profit (loss) before tax		14,365	11,954	8,932
Net loss from discontinued operations		(2,308)	(4,554)	(3,555)
Discontinued operations
Discontinued operations
Revenue		2,614	3,395	1,017
Operating costs and expenses:		(4,355)	(8,932)	(5,447)
Cost of revenue (exclusive of items shown separately below)		(764)	(2,085)	(621)
Selling, general and administrative expenses		(762)	(2,771)	(2,266)
Personnel expenses		(1,782)	(2,573)	(1,990)
Depreciation and amortization		(165)	(258)	(92)
Credit loss (expense)/income		(780)	(654)	(478)
Impairment of non-current assets (Note 11)		(102)	(591)
Profit (loss) from operations		(1,741)	(5,537)	(4,430)
Loss from sale of Sovest loans' portfolio		(712)
Foreign exchange gain/(loss), net		(25)		(1)
Interest income and expenses, net		(31)	(38)
Profit (loss) before tax		(2,509)	(5,575)	(4,431)
Income tax benefit		201	1,021	876
Net loss from discontinued operations		₽ (2,308)	₽ (4,554)	₽ (3,555)
Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent		₽ (37.07)	₽ (73.71)	₽ (58.09)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent		₽ (36.98)	₽ (73.14)	₽ (57.60)
RB
Discontinued operations
Revenue		₽ 1,151	₽ 1,339	₽ 180
Operating costs and expenses:		(2,065)	(4,790)	(1,515)
Cost of revenue (exclusive of items shown separately below)		(604)	(1,829)	(443)
Selling, general and administrative expenses		(338)	(1,020)	(445)
Personnel expenses		(986)	(1,128)	(580)
Depreciation and amortization		(111)	(214)	(47)
Credit loss (expense)/income		8	(8)
Impairment of non-current assets (Note 11)		(34)	(591)
Profit (loss) from operations		(914)	(3,451)	(1,335)
Foreign exchange gain/(loss), net		(25)		(1)
Interest income and expenses, net		(25)	(36)
Profit (loss) before tax		(964)	(3,487)	(1,336)
Income tax benefit		138	611	268
Net loss from discontinued operations		(826)	(2,876)	(1,068)
SOVEST
Discontinued operations
Revenue		1,463	2,056	837
Operating costs and expenses:		(2,290)	(4,142)	(3,932)
Cost of revenue (exclusive of items shown separately below)		(160)	(256)	(178)
Selling, general and administrative expenses		(424)	(1,751)	(1,821)
Personnel expenses		(796)	(1,445)	(1,410)
Depreciation and amortization		(54)	(44)	(45)
Credit loss (expense)/income		(788)	(646)	(478)
Impairment of non-current assets (Note 11)		(68)
Profit (loss) from operations		(827)	(2,086)	(3,095)
Loss from sale of Sovest loans' portfolio	₽ (712)	(712)
Interest income and expenses, net		(6)	(2)
Profit (loss) before tax		(1,545)	(2,088)	(3,095)
Income tax benefit		63	410	608
Net loss from discontinued operations		₽ (1,482)	₽ (1,678)	₽ (2,487)